Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.973% Notes due 2030 of BMS Ireland Capital Funding Designated Activity Company
Amount Registered | shares	861,600,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 861,600,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 118,986.96
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

2
These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrants’ Post-Effective Amendment to the Registration Statement on Form S-3 (File Nos. 333-283810 and 333-283810-01), which was filed on October 31, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.363% Notes due 2033 of BMS Ireland Capital Funding Designated Activity Company
Amount Registered | shares	1,321,120,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,321,120,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 182,446.67
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

2
These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrants’ Post-Effective Amendment to the Registration Statement on Form S-3 (File Nos. 333-283810 and 333-283810-01), which was filed on October 31, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.857% Notes due 2038 of BMS Ireland Capital Funding Designated Activity Company
Amount Registered | shares	1,321,120,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,321,120,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 182,446.67
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

2
These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrants’ Post-Effective Amendment to the Registration Statement on Form S-3 (File Nos. 333-283810 and 333-283810-01), which was filed on October 31, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.289% Notes due 2045 of BMS Ireland Capital Funding Designated Activity Company
Amount Registered | shares	861,600,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 861,600,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 118,986.96
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

2
These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrants’ Post-Effective Amendment to the Registration Statement on Form S-3 (File Nos. 333-283810 and 333-283810-01), which was filed on October 31, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.581% Notes due 2055 of BMS Ireland Capital Funding Designated Activity Company
Amount Registered | shares	1,378,560,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,378,560,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 190,379.14
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

2
These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registrants’ Post-Effective Amendment to the Registration Statement on Form S-3 (File Nos. 333-283810 and 333-283810-01), which was filed on October 31, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of 2.973% Notes due 2030 of BMS Ireland Capital Funding Designated Activity Company
Fee Rate	0.01381%
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

3
See note 2. Bristol-Myers Squibb Company has fully and unconditionally guaranteed: (i) the 2.973% Notes due 2030; (ii) the 3.363% Notes due 2033; (iii) the 3.857% Notes due 2038; (iv) the 4.289% Notes due 2045; and (v) the 4.581% Notes due 2055 issued by BMS Ireland Capital Funding Designated Activity Company. No separate consideration has been received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of 3.363% Notes due 2033 of BMS Ireland Capital Funding Designated Activity Company
Fee Rate	0.01381%
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

3
See note 2. Bristol-Myers Squibb Company has fully and unconditionally guaranteed: (i) the 2.973% Notes due 2030; (ii) the 3.363% Notes due 2033; (iii) the 3.857% Notes due 2038; (iv) the 4.289% Notes due 2045; and (v) the 4.581% Notes due 2055 issued by BMS Ireland Capital Funding Designated Activity Company. No separate consideration has been received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of 3.857% Notes due 2038 of BMS Ireland Capital Funding Designated Activity Company
Fee Rate	0.01381%
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

3
See note 2. Bristol-Myers Squibb Company has fully and unconditionally guaranteed: (i) the 2.973% Notes due 2030; (ii) the 3.363% Notes due 2033; (iii) the 3.857% Notes due 2038; (iv) the 4.289% Notes due 2045; and (v) the 4.581% Notes due 2055 issued by BMS Ireland Capital Funding Designated Activity Company. No separate consideration has been received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of 4.289% Notes due 2045 of BMS Ireland Capital Funding Designated Activity Company
Fee Rate	0.01381%
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

3
See note 2. Bristol-Myers Squibb Company has fully and unconditionally guaranteed: (i) the 2.973% Notes due 2030; (ii) the 3.363% Notes due 2033; (iii) the 3.857% Notes due 2038; (iv) the 4.289% Notes due 2045; and (v) the 4.581% Notes due 2055 issued by BMS Ireland Capital Funding Designated Activity Company. No separate consideration has been received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.

Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantee of 4.581% Notes due 2055 of BMS Ireland Capital Funding Designated Activity Company
Fee Rate	0.01381%
Offering Note

1
The amount registered, maximum aggregate offering price and registration fee have been calculated by converting the amount registered from Euros to U.S. Dollars based upon the Euro to U.S. Dollar exchange rate as of 12 p.m. (London time) on November 5, 2025 on the Bloomberg page “BFIX” of €1.00/$1.14880.

3
See note 2. Bristol-Myers Squibb Company has fully and unconditionally guaranteed: (i) the 2.973% Notes due 2030; (ii) the 3.363% Notes due 2033; (iii) the 3.857% Notes due 2038; (iv) the 4.289% Notes due 2045; and (v) the 4.581% Notes due 2055 issued by BMS Ireland Capital Funding Designated Activity Company. No separate consideration has been received for any guarantee of debt securities. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.